Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	$ 3,476,128,634
Changes:
Increases other than from business combinations	283,819,250	$ 267,113,692
Impairment losses recognized in profit or loss		(30,785,531)	$ 10,165,211
Ending balance	3,585,687,137	3,476,128,634
Construction in Progress [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	688,387,124	636,148,748
Changes:
Increases other than from business combinations	281,007,995	244,473,325
Increases (decreases) from exchange differences, net	(101,444)	(37,543)
Impairment losses recognized in profit or loss		(30,785,531)
Increases (decreases) from transfers and other changes	(273,509,759)	(128,045,183)
Increases (decreases) for transfers	(273,509,759)	(127,694,878)
Increases (decreases) from transfers from constructions in progress		(127,694,878)
Increases (decreases) from other changes		(350,305)
Disposals and removals from service	(30,255,180)	(33,366,692)
Disposals	(5,099,800)
Removals from service	(25,155,380)	(33,366,692)
Other increases (decreases)	1,061,807
Total changes	(21,796,581)	52,238,376
Ending balance	666,590,543	688,387,124	636,148,748
Land [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	66,868,119	66,900,933
Changes:
Increases (decreases) from exchange differences, net	(25,624)	(6,591)
Increases (decreases) from transfers and other changes	776,933	104,268
Increases (decreases) for transfers	776,933	104,268
Increases (decreases) from transfers from constructions in progress		104,268
Disposals and removals from service	(31,447)	(130,491)
Disposals	(31,447)
Removals from service		(130,491)
Other increases (decreases)	(102,601)
Total changes	617,261	(32,814)
Ending balance	67,485,380	66,868,119	66,900,933
Buildings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	13,020,474	13,481,093
Changes:
Increases other than from business combinations		24,934
Increases (decreases) from exchange differences, net	(44,699)	(11,711)
Depreciation	(717,851)	(620,865)
Increases (decreases) from transfers and other changes	439,284	147,023
Increases (decreases) for transfers	439,284	147,023
Increases (decreases) from transfers from constructions in progress		147,023
Disposals and removals from service	(154,623)
Removals from service	(154,623)
Other increases (decreases)	251,056
Total changes	(226,833)	(460,619)
Ending balance	12,793,641	13,020,474	13,481,093
Generation Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	2,033,720,809	2,072,402,503
Changes:
Increases (decreases) from exchange differences, net	(336,622)	(59,516)
Depreciation	(107,292,353)	(99,397,373)
Increases (decreases) from transfers and other changes	155,711,630	60,822,509
Increases (decreases) for transfers	155,711,630	55,464,141
Increases (decreases) from transfers from constructions in progress		55,464,141
Increases (decreases) from other changes		5,358,368
Disposals and removals from service	(1,704,924)	(47,314)
Disposals	(435,327)
Removals from service	(1,269,597)	(47,314)
Other increases (decreases)	804,524	1,753,884
Total changes	47,182,255	(38,681,694)
Ending balance	2,080,903,064	2,033,720,809	2,072,402,503
Network Infrastructure [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	613,443,219	589,334,703
Changes:
Increases other than from business combinations		1,443,508
Depreciation	(32,061,242)	(25,187,344)
Increases (decreases) from transfers and other changes	99,419,024	48,308,750
Increases (decreases) for transfers	99,419,024	48,308,750
Increases (decreases) from transfers from constructions in progress		48,308,750
Disposals and removals from service	(1,023,777)	(456,398)
Disposals	(18,555)
Removals from service	(1,005,222)	(456,398)
Other increases (decreases)	3,343,591
Total changes	69,677,596	24,108,516
Ending balance	683,120,815	613,443,219	589,334,703
Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	41,325,699	20,716,643
Changes:
Increases other than from business combinations	2,811,255	3,126,834
Increases (decreases) from exchange differences, net	(83,651)	(33,227)
Depreciation	(4,947,361)	(4,497,175)
Increases (decreases) from transfers and other changes	17,162,888	22,123,585
Increases (decreases) for transfers	17,162,888	23,670,696
Increases (decreases) from transfers from constructions in progress		23,670,696
Increases (decreases) from other changes		(1,547,111)
Disposals and removals from service	15,932	(110,961)
Disposals	38,212
Removals from service	(22,280)	(110,961)
Total changes	14,959,063	20,609,056
Ending balance	56,284,762	41,325,699	20,716,643
Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	19,363,190	20,075,072
Changes:
Depreciation	(854,258)	(711,882)
Total changes	(854,258)	(711,882)
Ending balance	18,508,932	19,363,190	20,075,072
Property Plant And Equipment Net
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	3,476,128,634	3,419,059,695
Changes:
Increases other than from business combinations	283,819,250	249,068,601
Increases (decreases) from exchange differences, net	(592,040)	(148,588)
Depreciation	(145,873,065)	(130,414,639)
Impairment losses recognized in profit or loss		(30,785,531)
Increases (decreases) from transfers and other changes		3,460,952
Increases (decreases) from other changes		3,460,952
Disposals and removals from service	(33,154,019)	(34,111,856)
Disposals	(5,546,917)
Removals from service	(27,607,102)	(34,111,856)
Other increases (decreases)	5,358,377	3,416,059,695
Total changes	109,558,503	57,068,939
Ending balance	$ 3,585,687,137	$ 3,476,128,634	$ 3,419,059,695